The table below shows the concentration of risks, based on the amounts of premiums written net of reinsurance, cancellations and social security contributions: (Details) - Gross amount arising from insurance contracts [member] - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-life insurance contracts [member]
IfrsStatementLineItems [Line Items]
Reinsurance	R$ 8,463,391	R$ 6,222,866
Insurance Life Plans One [Member]
IfrsStatementLineItems [Line Items]
Reinsurance	10,826,498	9,550,499
Health Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Reinsurance	28,335,790	25,070,892
Insurance Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Reinsurance	R$ 34,226,556	R$ 29,157,808